Revenue and related balances - Schedule (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 142,912	$ 104,242
Subscription revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	131,597	95,936
Professional services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 11,315	$ 8,306